Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Current assets
Cash and restricted cash	$ 804,098	$ 486,522
Accounts receivable, net	13,095,167	32,460,438
Advances to suppliers, net	46,304,704	122,127,761
Note receivable, current portion	31,005,260	0
Inventories, net	1,544,462	5,490,877
Other current assets, net	372,264	1,047,836
Due from a related party	0	312,362
Total current assets	93,125,955	161,925,796
Non-current assets
Note receivable	28,620,240	0
Long-term investments, net	6,932,404	7,032,573
Biological assets, net	0	9,333,216
Right-of-use assets, net	16,440,531	7,399,841
Security deposits	1,877,272	0
Property and equipment, net	36,780	42,293
Other non-current assets	0	1,000,000
Total non-current assets	53,907,227	24,807,923
Total assets	147,033,182	186,733,719
Current liabilities
Long-term loans - current	0	202,405
Promissory notes	2,519,134	5,256,238
Accounts payable	15,695	69,999
Due to related parties	293,919	501,500
Operating lease liabilities - current	5,030,911	3,391,141
Other current liabilities	2,096,671	638,957
Total current liabilities	9,956,330	10,060,240
Non-current liabilities
Long-term loans - non-current	1,809,780	2,177,592
Operating lease liabilities - non-current	11,409,620	4,025,625
Other non-current liabilities	0	454,025
Total non-current liabilities	13,219,400	6,657,242
Total liabilities	23,175,730	16,717,482
Shareholders' equity
Ordinary shares, $2.40 par value, 5 billion shares authorized, 5,481,874 and 889,906 shares issued and outstanding as of September 30, 2025 and 2024, respectively	13,156,498	2,135,774
Additional paid-in capital	161,426,802	161,571,262
Statutory reserve	687,173	697,443
(Accumulated deficit) Retained earnings	(39,839,384)	13,248,995
Accumulated other comprehensive loss	(11,313,205)	(7,664,144)
Total Farmmi, Inc.'s shareholders' equity	124,117,884	169,989,330
Noncontrolling interest	(260,432)	26,907
Total shareholders' equity	123,857,452	170,016,237
Total liabilities and shareholders' equity	$ 147,033,182	$ 186,733,719